Cash Flow Information - Summary of Details of Significant Non-Cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩ (116,302)	₩ (630,267)	₩ (348,046)
Changes in other accounts payable arising from the purchase of intangible assets	(88,733)	(137,918)	(27,918)
Recognition of right of use assets and lease liabilities	59,797	33,865	74,611
Reclassification of the current portion of borrowings/bonds	₩ (3,874,477)	(6,559,088)	₩ (3,441,686)
Classification of assets held for sale		983,317
Classification of liabilities held for sale		₩ 1,656,841